GuidePath® Growth and Income Fund
Schedule of Investments (Unaudited)
December 31, 2020

Number of Shares		Value
	COMMON STOCKS - 35.12%
	Aerospace & Defense - 0.91%
746	General Dynamics Corp.	$111,020
4,212	Raytheon Technologies Corp.	301,200
		676,325
	Air Freight & Logistics - 0.56%
2,473	United Parcel Service, Inc. - Class B	416,453

	Banks - 1.30%
5,974	Citizens Financial Group, Inc.	213,630
988	PNC Financial Services Group, Inc.	147,212
10,309	Regions Financial Corp.	166,181
5,917	Truist Financial Corp.	283,602
3,320	U.S. Bancorp	154,679
		965,304
	Beverages - 2.20%
13,774	Coca-Cola Co.	755,366
5,902	PepsiCo, Inc.	875,267
		1,630,633
	Biotechnology - 1.86%
5,867	AbbVie, Inc.	628,650
2,085	Amgen, Inc.	479,383
4,678	Gilead Sciences, Inc.	272,540
		1,380,573
	Building Products - 0.23%
3,686	Johnson Controls International PLC - ADR (a)	171,731

	Capital Markets - 1.22%
455	BlackRock, Inc.	328,301
858	CME Group, Inc.	156,199
3,355	State Street Corp. (a)	244,177
1,180	T. Rowe Price Group, Inc.	178,640
		907,317
	Chemicals - 0.35%
960	Air Products & Chemicals, Inc.	262,291

	Communications Equipment - 1.05%
17,424	Cisco Systems, Inc.	779,724

	Consumer Finance - 0.23%
4,819	Synchrony Financial	167,267

	Containers & Packaging - 0.22%
3,286	International Paper Co.	163,380

	Diversified Telecommunication Services - 2.19%
26,633	AT&T, Inc.	765,965
14,635	Verizon Communications, Inc.	859,806
		1,625,771
	Electric Utilities - 1.84%
1,593	American Electric Power Co., Inc. (a)	132,649
2,998	Duke Energy Corp.	274,497
746	Eversource Energy	64,536
8,865	NextEra Energy, Inc.	683,935
3,149	Xcel Energy, Inc.	209,944
		1,365,561
	Electrical Equipment - 0.86%
2,680	Eaton Corp. PLC - ADR	321,975
3,894	Emerson Electric Co.	312,961
		634,936
	Electronic Equipment, Instruments & Components - 0.21%
4,388	Corning, Inc.	157,968

	Food & Staples Retailing - 0.46%
2,394	Sysco Corp.	177,778
4,119	Walgreens Boots Alliance, Inc.	164,266
		342,044
	Food Products - 0.69%
3,522	Archer-Daniels-Midland Co.	177,544
3,005	General Mills, Inc.	176,694
2,736	Mondelez International, Inc. - Class A	159,974
		514,212
	Health Care Equipment & Supplies - 0.58%
3,678	Medtronic PLC - ADR	430,841

	Health Care Providers & Services - 0.50%
5,440	CVS Health Corp.	371,552

	Hotels, Restaurants & Leisure - 0.86%
2,968	McDonald's Corp.	636,873

	Household Durables - 0.17%
700	Whirlpool Corp. (a)	126,343

	Household Products - 1.83%
3,629	Colgate-Palmolive Co.	310,316
1,129	Kimberly-Clark Corp.	152,223
6,430	Procter & Gamble Co.	894,670
		1,357,209
	Industrial Conglomerates - 1.22%
2,447	3M Co.	427,711
2,215	Honeywell International, Inc.	471,131
		898,842
	Insurance - 1.22%
5,048	Aflac, Inc.	224,485
1,605	Chubb Ltd. - ADR	247,041
3,046	Hartford Financial Services Group, Inc.	149,193
1,686	Progressive Corp.	166,712
848	Travelers Cos., Inc.	119,034
		906,465
	IT Services - 0.95%
683	Automatic Data Processing, Inc.	120,345
3,734	International Business Machines Corp.	470,036
1,191	Paychex, Inc.	110,977
		701,358
	Machinery - 0.50%
188	Cummins, Inc.	42,695
536	Illinois Tool Works, Inc.	109,280
2,576	PACCAR, Inc.	222,257
		374,232
	Metals & Mining - 0.20%
2,761	NUCOR Corp.	146,858

	Multiline Retail - 0.36%
1,504	Target Corp.	265,501

	Multi-Utilities - 0.72%
1,486	Ameren Corp.	115,997
945	Consolidated Edison, Inc. (a)	68,295
341	DTE Energy Co.	41,401
2,862	Public Service Enterprise Group, Inc. (a)	166,855
499	Sempra Energy	63,578
875	WEC Energy Group, Inc.	80,526
		536,652
	Pharmaceuticals - 4.68%
8,744	Bristol-Myers Squibb Co.	542,390
2,500	Eli Lilly & Co.	422,100
6,420	Johnson & Johnson	1,010,379
9,026	Merck & Co., Inc.	738,327
20,330	Pfizer, Inc.	748,347
		3,461,543
	Semiconductors & Semiconductor Equipment - 2.13%
942	Analog Devices, Inc.	139,162
15,058	Intel Corp.	750,189
4,191	Texas Instruments, Inc.	687,869
		1,577,220
	Specialty Retail - 1.25%
730	Best Buy Co., Inc.	72,847
3,234	Home Depot Inc.	859,015
		931,862
	Technology Hardware, Storage & Peripherals - 0.24%
7,275	HP, Inc.	178,892

	Tobacco - 1.11%
8,317	Altria Group, Inc.	340,997
5,802	Philip Morris International, Inc.	480,348
		821,345
	Trading Companies & Distributors - 0.22%
3,403	Fastenal Co.	166,168
	Total Common Stocks (Cost $22,974,287)	26,051,246

	INVESTMENT COMPANIES - 36.92%
	Exchange Traded Funds - 36.92%
298,566	Schwab U.S. Large-Cap ETF (a)	27,154,578
2,644	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	241,979
	Total Investment Companies (Cost $20,688,375)	27,396,557

	SHORT TERM INVESTMENTS - 27.29%
	Money Market Funds - 20.15%
14,943,910	DWS Government Money Market Series - Institutional Shares
	Effective Yield, 0.03% (b)	14,943,910

Principal Amount		Value
	U.S. Treasury Notes - 7.14%
$1,250,000	2.375%, 03/15/2021 (c)	1,255,447
1,250,000	1.125%, 06/30/2021 (c)	1,256,311
1,250,000	1.125%, 09/30/2021 (c)	1,259,473
1,500,000	1.750%, 11/30/2021 (c)	1,522,286
		5,293,517
	Total Short Term Investments (Cost $20,236,457)	20,237,427

Number of Shares		Value
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 5.01%
	Investments Purchased with Proceeds from Securities Lending Collateral - 5.01%
3,717,152	Mount Vernon Liquid Assets Portfolio, LLC
	Effective Yield, 0.16% (b)	3,717,152
	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $3,717,152)	3,717,152

	Total Investments (Cost $67,616,271) - 104.34%	77,402,382
	Liabilities in Excess of Other Assets - (4.34)%	(3,220,692)
	TOTAL NET ASSETS - 100.00%	$74,181,690

Percentages are stated as a percent of net assets.
(a)	All or portion of this security is on loan.
(b)	Seven-day yield as of December 31, 2020.
(c)	All or a portion of this security is held as collateral for certain written options contracts. The approximate value of the portion on these securities held as collateral is $5,293,517.

Glossary of Terms
ADR	- American Depositary Receipt

Schedule of Open Futures Contracts (Unaudited)
December 31, 2020

Description	Number of Contracts Purchased / (Sold)	Notional Value	Settlement Month	Value/ Unrealized Appreciation (Depreciation)
E-mini S&P 500 Futures	5	$937,200	Mar-21	$4,430
				$4,430

Schedule of Options Written (Unaudited)
December 31, 2020

		Put Options
Notional Amount	Number of Contracts	Options on Equities		Value
$ 1,830,000	5	CBOE S&P 500 Index
		Counterparty: NatWest Market Securities
		Expiration: January 08, 2021
		Exercise Price: $3,660.00		$(7,055)
1,845,000	5	CBOE S&P 500 Index
		Counterparty: NatWest Market Securities
		Expiration: January 08, 2021
		Exercise Price: $3,690.00		(9,450)
730,000	2	S&P 500 Index
		Counterparty: NatWest Market Securities
		Expiration: January 15, 2021
		Exercise Price: $3,650.00		(4,800)
1,845,000	5	S&P 500 Index
		Counterparty: NatWest Market Securities
		Expiration: January 15, 2021
		Exercise Price: $3,690.00		(15,715)
3,700,000	10	S&P 500 Index
		Counterparty: NatWest Market Securities
		Expiration: January 15, 2021
		Exercise Price: $3,700.00		(33,000)
1,095,000	3	CBOE S&P 500 Index
		Counterparty: NatWest Market Securities
		Expiration: January 22, 2021
		Exercise Price: $3,650.00		(10,605)
1,845,000	5	CBOE S&P 500 Index
		Counterparty: NatWest Market Securities
		Expiration: January 22, 2021
		Exercise Price: $3,690.00		(23,300)
1,850,000	5	CBOE S&P 500 Index
		Counterparty: NatWest Market Securities
		Expiration: January 22, 2021
		Exercise Price: $3,700.00		(22,470)
1,865,000	5	CBOE S&P 500 Index
		Counterparty: NatWest Market Securities
		Expiration: January 29, 2021
		Exercise Price: $3,730.00		(33,010)
1,865,000	5	CBOE S&P 500 Index
		Counterparty: NatWest Market Securities
		Expiration: February 05, 2021
		Exercise Price: $3,730.00		(39,100)
	Total Written Options (Premiums Received $387,576)		$	$(198,505)